Depreciation and Amortization (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Depreciation and Amortization Expense Excluded from Operating Expenses

The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statements of Operations and Comprehensive Income are:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
Direct advertising expenses	$66,946	$69,999	$132,538	$138,225
General and administrative expenses	1,080	894	2,101	1,770
Corporate expenses	3,023	1,515	5,936	6,314

	$71,049	$72,408	$140,575	$146,309

The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statements of Operations are:

	Year Ended December 31,
	2013	2012	2011
Direct expenses	$283,280	$277,662	$283,720
General and administrative expenses	4,684	4,137	4,224
Corporate expenses	12,615	14,284	11,695

	$300,579	$296,083	$299,639